Average Annual Total Returns (Total Bond Market Trust A)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Aggregate Bond Index
Average Annual Return:
One Year	6.54%
Since Inception	5.98%
Date of Inception	Feb. 10, 2006
Series I, Total Bond Market Trust A
Average Annual Return:
One Year	5.78%
Since Inception	5.37%
Date of Inception	Feb. 10, 2006
Series II, Total Bond Market Trust A
Average Annual Return:
One Year	5.60%
Since Inception	5.22%
Date of Inception	May 03, 2007
Series NAV, Total Bond Market Trust A
Average Annual Return:
One Year	5.83%
Since Inception	5.45%
Date of Inception	Feb. 10, 2006